Gains (losses) on financial assets and liabilities (net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains Losses On Financial Assets And Liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss (1)	R$ 7,889,797	R$ (641,147)	R$ 3,440,830
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(416,389)	(180,427)	(463,844)
Debt instruments	(401,079)	(105,789)	(42,405)
Equity instruments	(15,310)	(74,638)	(421,439)
Of which: Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	3,471,911	(537,100)	(247,467)
Total	R$ 10,945,319	R$ (1,358,674)	R$ 2,729,519